UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C.  20549
                       FORM 13F
                  FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2000

Check here if Amendment [ ]; Amendment Number:_____
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Cornerstone Capital Management, Inc.
Address:  150 South 5th Street, Suite 3225
          Minneapolis, MN 55402

Form 13F File No:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting
Manager:

Name:          Charles C. Betz
Title:         Chief Financial Officer
Phone:         (612) 339-4339
Signature, Place, and Date of Signing:



   /s/ Charles C. Betz        Minneapolis, Minnesota       November 2, 2000
-------------------------     ----------------------     --------------------
       (Signature)                 (City/State)                 (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ]  13F Notice (Check here if no holdings
     reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]  13F Combination Report (Check here if a
     portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                 Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        0

Form 13F Information Table Entry Total:                  54

Form 13F Information Table Value Total:     $104,361,211.49

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                                         FORM 13F INFORMATION TABLE
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                                                                                                       Voting Authority
                      Title of               Fair Market    Shares/  SH/  Put/  Investmt   Other
Name of Issuer         Class     CUSIP          Value       PRN AMT  PRN  Call   Dscretn  Managers   Sole   Share   None

ADC Telecom             COM    000886101    1,964,896.14     73070   SH           Sole               9,720         63,350
America Online          COM    02364J104      111,531.25      2075   SH           Sole                              2,075
American Express Co.    COM    025816109    2,333,407.50     38410   SH           Sole               6,030         32,380
American Int'l Group    COM    026874107    2,638,104.37     27570   SH           Sole               4,396         23,174
Applied Materials, Inc. COM    038222105      125,445.94      2115   SH           Sole                              2,115
Chase Manhattan Corp.   COM    16161A108    1,769,166.00     38304   SH           Sole               6,180         32,124
Cisco Systems, Inc.     COM    17275R102    2,157,236.25     39045   SH           Sole               4,950         34,095
Citigroup, Inc.         COM    172967101    2,689,663.83     49751   SH           Sole               6,733         43,018
Corning, Inc.           COM    219350105    2,390,850.00      8050   SH           Sole               1,030          7,020
CVS Corp.               COM    126650100    2,709,281.25     58500   SH           Sole               8,450         50,050
Dell Computer           COM    247025109    1,419,069.69     46055   SH           Sole               5,940         40,115
EMC Corp                COM    268648102    3,443,404.25     34738   SH           Sole               3,550         31,188
Ericsson Tel.           COM    294821400      125,313.75      8460   SH           Sole                              8,460
Exodus Comm., Inc.      COM    302088109      166,887.50      3380   SH           Sole                              3,380
Exxon Mobil Corp.       COM    30231G102    2,295,860.00     25760   SH           Sole               3,800         21,960
Fannie Mae              COM    313586109    2,649,432.50     37055   SH           Sole               4,875         32,180
FedEx Corp.             COM    31428X106    1,755,642.30     39595   SH           Sole               7,890         31,705
General Electric Co.    COM    369604103    2,385,089.69     41345   SH           Sole               6,300         35,045
Global Crossing Ltd.    COM    3921A1009      179,955.00      5805   SH           Sole                              5,805
Halliburton Co.         COM    406216101    2,182,123.12     44590   SH           Sole               6,770         37,820
Home Depot, Inc.        COM    437076102    1,992,337.69     37547   SH           Sole               5,245         32,302
Intel Corp.             COM    458140100    1,957,385.94     47095   SH           Sole               6,000         41,095
JDS Uniphase Corp.      COM    46612J101    2,103,956.25     22220   SH           Sole               3,100         19,120
Johnson & Johnson       COM    478160104    2,226,318.75     23700   SH           Sole               3,600         20,100
Kimberly-Clark Corp.    COM    494368103    1,773,442.19     31775   SH           Sole               5,175         26,600
Level 3 Comm., Inc.     COM    52729N100      174,302.50      2260   SH           Sole                              2,260
Lucent Tech.            COM    549463107    1,196,369.06     39145   SH           Sole               4,950         34,195
Medtronic, Inc.         COM    585055106    2,195,036.56     42365   SH           Sole               6,000         36,365

Merck & Co., Inc.       COM    589331107    1,968,127.50     26440   SH           Sole               4,550         21,890
Merrill Lynch & Co.     COM    590188108    2,651,550.00     40175   SH           Sole               6,000         34,175
Motorola, Inc.          COM    620076109    2,439,811.25     86365   SH           Sole              11,575         74,790
Network Appliance       COM    64120L104    3,348,688.75     26290   SH           Sole               2,780         23,510
Nextel Comm., Inc.      COM    65332V103    2,053,260.00     43920   SH           Sole               5,850         38,070
Nokia Corp.             COM    654902204    1,891,690.94     47515   SH           Sole               6,050         41,465
Nortel Networks Cp.     COM    656568102    2,599,903.12     43650   SH           Sole               5,750         37,900
Oracle Corp.            COM    68389X105    2,910,206.25     36955   SH           Sole               5,300         31,655
Pfizer, Inc.            COM    717081103    2,557,707.69     56917   SH           Sole               8,800         48,117
Procter & Gamble Co.    COM    742718109    2,418,030.00     36090   SH           Sole               5,100         30,990
Qualcomm Inc.           COM    747525103    3,480,918.75     48855   SH           Sole               5,170         43,685
Qwest Communications    COM    749121109    2,569,901.87     53470   SH           Sole               7,150         46,320
Safeway, Inc.           COM    786514208    2,484,008.44     53205   SH           Sole               6,075         47,130
Siebel Systems, Inc.    COM    826170102      381,801.87      3430   SH           Sole                              3,430
Sprint PCS Group        COM    852061506    2,717,869.69     77515   SH           Sole              10,450         67,065
Sun Microsystems, Inc.  COM    866810104    3,118,392.50     26710   SH           Sole               3,450         23,260
Target Corp.            COM    87612E106    2,472,812.50     96500   SH           Sole              13,850         82,650
Texaco Inc.             COM    881694103    1,964,550.00     37420   SH           Sole               5,480         31,940
Texas Instruments, Inc. COM    882508104    1,679,403.12     35590   SH           Sole               5,000         30,590
Tyco Int'l Ltd.         COM    902124106    2,437,346.87     46985   SH           Sole               6,900         40,085
Veritas Software Corp   COM    923436109      225,780.00      1590   SH           Sole                              1,590
Vodafone Group Plc.     COM    92857W100      148,000.00      4000   SH           Sole                              4,000
Voicestream Wireless    COM    928615103      165,389.06      1425   SH           Sole                              1,425
Wal-Mart Stores Inc.    COM    931142103    1,765,946.87     36695   SH           Sole               6,050         30,645
Wells Fargo & Co.       COM    949746101    2,337,759.37     50890   SH           Sole               8,000         42,890
Worldcom Inc.           COM    98157D106    2,460,845.81     81015   SH           Sole              11,050         69,965

GRAND TOTAL                               104,361,211.49 1,969,392                                 271,064      1,698,328

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